Note 7 - Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
(
7
)

OTHER CURRENT LIABILITIES

Other current liabilities at
December 31
were comprised of the following:

	2016	2015
Accrued warranty	$125	$94
Deferred revenue and customer deposits	74	173
Other	48	74
Total other current liabilities	$247	$341